Net Income (Loss) Per Share (Successor) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - Successor [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Net loss attributable to Presidio Production Company	$ (25,419)
Less: Accrued dividends on Series A Redeemable Preferred Stock	(1,125)
Net loss available to Class A common stockholders	$ (26,544)
Class A Common Stock [Member]
Weighted average Class A common stock outstanding:
Basic (in Shares) | shares	26,738,407
Diluted (in Shares) | shares	26,738,407
Net loss per Class A common stock
Basic (in Dollars per share) | $ / shares	$ (0.99)
Diluted (in Dollars per share) | $ / shares	$ (0.99)